UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment  (   ) ;   Amendment Number:_____________
This Amendment  (Check only one.) :  (   )   is a restatement.
                                     (   )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Commonfund Asset Management Company, Inc.
          -----------------------------------------
Address:  15 Old Danbury Road
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          P. O. Box 812
          -----------------------------------------
          Wilton, CT  06897-0812
          -----------------------------------------

Form 13F File Number: 28 - 06755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John W. Auchincloss
          ----------------------------------------------------------------------
Title:    Secretary & General Counsel, Commonfund Asset Management Company, Inc.
          ----------------------------------------------------------------------
Phone:    203-563-5107
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Signature, Place, and Date of Signing:

/s/ John W. Auchincloss         Wilton, CT             11/10/11
-----------------------         -------------          --------
(Signature)                     (City, State)          (Date)

Report Type (Check only one.):

(   )   13F HOLDINGS REPORT. (Check here if all holdings of this
        reporting manager are reported in this report.)

(   )   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    No.     Form 13F File Number        Name of Sub-Adviser
    ---     --------------------        -------------------

     1      28-06538                    AEW Capital Management, L.P.
     2      28-05508                    Aronson + Johnson + Ortiz
     3      28-05267                    Delaware Investments
     4      28-06035                    D.G. Capital Management, Inc.
     5      28-11312                    F&C Management Ltd.
     6      28-01185                    Frontier Capital Management Co.
     7      28-13070                    GLG, Inc.
     8      28-04981                    Goldman Sachs Asset Management
     9      28-2013                     Harris Associates, L.P.
     10     28-10329                    Income Research & Management
     11     28-10706                    IronBridge Capital Management
     12     801-39502                   Jarislowsky Fraser Ltd.
     13     28-11937                    JP Morgan Investment Management, Inc.
     14     28-12154                    Levin Capital Securities, LP
     15     28-06748                    Marsico Asset Management, LLC
     16     28-04632                    Martingale Asset Management
     17     28-1399                     Southeastern Asset Management, Inc.
     18     28-01693                    Steinberg Asset Management, LLC
     19     28-02927                    Water Street Capital Inc.
     20     28-517                      Wellington Management Company, LLP
     21     28-1700                     Western Asset Management Company

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
                                          --------------

Form 13F Information Table Entry Total:          7
                                          --------------

Form 13F Information Table Value Total:    $33,283
                                          --------------
                                           (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


List of Other Included Managers:


    No.        Form 13F File Number       Name of Sub-Adviser
    ---        --------------------       -------------------

     1         None                       GSI (Bermuda), Ltd.
     2         None                       Hexam Capital Partners

                          FORM 13(F) INFORMATION TABLE

          Column 1             Column 2    Column 3  Column 4            Column 5          Column 6   Column 7     Column 8
          --------             --------    --------  --------  -------------------------   --------   --------     --------
                               Title of                Value   Shares or   Shares/  Put/  Investment   Other    Voting Authority
       Name of Issuer           Class        Cusip   (x$1000)   PRN Amt.    PRN     Call  Discretion  Managers  Sole  Shared  None
       --------------          --------      -----   --------  ---------   -------  ----  ----------  --------  ----  ------  ----
SPDR Gold Trust (GLD US)          ETF      78463V107   3,769     23,848                     Defined       1      x
Cosan Ltd                         SHS A    G25343107   2,156    227,708                     Defined       2      x
Gafisa SA                         ADR      362607301     912    158,009                     Defined       2      x
Itau Unibanco Hldg                ADR      465562106   7,529    485,096                     Defined       2      x
Mechel OAO                        ADR      583840103   3,289    322,778                     Defined       2      x
Petroleo Brasileiro SA Petrobras  ADR      71654V408   6,746    300,505                     Defined       2      x
Vale SA                           ADR      91912E105   8,882    389,551                     Defined       2      x